Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 147,217	$ 177,075	$ 195,184
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	62,435	48,390	46,476
Provision for credit (recoveries) losses	8,491	(184)	(6,991)
Share-based payments and settlements	15,245	17,716	12,582
Net change in equity securities at fair value		(925)
Net change in equity securities at fair value	102		329
Net realized (gains) losses on available-for-sale investments	(1,220)	(1,624)	(1,100)
Net (gains) losses on other real estate owned	104	5	322
(Increase) decrease in carrying value of equity method investments	(1,298)	(340)	(1,118)
Dividends received from equity method investments	2,845	520	556
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	188,150	248,722	296,674
Cash flows from investing activities
Short-term investments other than restricted cash: proceeds from maturities and sales	2,214,870	568,944	252,028
Short-term investments other than restricted cash: purchases	(1,815,887)	(1,657,456)	(63,913)
Available-for-sale investments: proceeds from sale	352,965	225,305	854,160
Available-for-sale investments: proceeds from maturities and pay downs	565,028	348,665	480,765
Available-for-sale investments: purchases	(1,313,884)	(563,007)	(242,087)
Held-to-maturity investments: proceeds from maturities and pay downs	538,345	274,490	166,406
Held-to-maturity investments: purchases	(533,379)	(420,018)	(903,958)
Net (increase) decrease in loans to third parties	25,555	(362,624)	(321,944)
Additions to premises, equipment and computer software	(20,566)	(22,777)	(18,529)
Proceeds from sale of other real estate owned	0	1,102	5,896
Cash provided by (used in) investing activities	(41,709)	1,093,434	338,222
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	692,635	(744,610)	(22,543)
Issuance of subordinated capital, net of underwriting fees	97,647	0	73,218
Repayment of long-term debt	(70,000)	0	(47,000)
Common shares repurchased	(86,640)	(81,534)	(48,443)
Proceeds from stock option exercises	1,739	349	3,318
Cash dividends paid on common shares	(88,932)	(93,636)	(83,704)
Cash provided by (used in) financing activities	546,449	(919,431)	(125,154)
Cash, cash equivalents and restricted cash: beginning of year	2,578,901	2,070,120	1,557,732
Cash, cash equivalents and restricted cash: end of year	3,314,498	2,578,901	2,070,120
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks				$ 3,289,592	$ 2,550,070	$ 2,053,883
Restricted cash included in short-term investments on the consolidated balance sheets				24,906	28,831	16,237
Total cash, cash equivalents and restricted cash at end of year	3,314,498	2,070,120	1,557,732	3,314,498	2,578,901	2,070,120
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	314		2,437
Initial recognition of right-of-use assets and operating lease liabilities	323	22,370	0
Reduction in net loans due to initial adoption of a current expected credit loss model	7,841	0	0
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	147,217	177,075	195,184
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	26,562	21,734	21,425
Provision for credit (recoveries) losses	8,750	3,088	(6,823)
Share-based payments and settlements	15,245	17,716	12,582
Net change in equity securities at fair value		(925)
Net change in equity securities at fair value	102		329
Net realized (gains) losses on available-for-sale investments	(702)	(1,053)	(758)
Net (gains) losses on other real estate owned	104	5	323
(Increase) decrease in carrying value of equity method investments	(1,376)	(290)	(1,033)
Dividends received from equity method investments	2,710	385	376
Equity in undistributed earnings of subsidiaries	20,757	17,552	(31,867)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	754	6,808	(11,915)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	9,456	(3,753)	(786)
Cash provided by (used in) operating activities	229,579	238,342	177,037
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(54,756)	(114,942)	151,428
Short-term investments other than restricted cash: proceeds from maturities and sales	68,272	0	106,221
Short-term investments other than restricted cash: purchases	(35,319)	(32,953)	(18,953)
Available-for-sale investments: proceeds from sale	205,770	114,058	681,656
Available-for-sale investments: proceeds from maturities and pay downs	295,547	204,105	340,114
Available-for-sale investments: purchases	(317,451)	(196,652)	(156,271)
Held-to-maturity investments: proceeds from maturities and pay downs	229,576	137,622	82,853
Held-to-maturity investments: purchases	(195,898)	(53,228)	(525,637)
Net (increase) decrease in loans to third parties	8,263	(99,793)	15,184
Additions to premises, equipment and computer software	(11,313)	(14,009)	(9,830)
Proceeds from sale of other real estate owned	0	1,102	5,896
Injection of capital in subsidiary	(1,522)	(175,107)	(64,029)
Return of capital from a subsidiary	3,314	12,972	8,244
Cash provided by (used in) investing activities	192,491	(218,242)	619,452
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	630,141	(64,027)	(603,925)
Issuance of subordinated capital, net of underwriting fees	97,647	0	73,218
Repayment of long-term debt	(70,000)	0	(47,000)
Common shares repurchased	(86,640)	(81,534)	(48,443)
Proceeds from stock option exercises	1,739	349	3,318
Cash dividends paid on common shares	(88,932)	(93,636)	(83,704)
Cash provided by (used in) financing activities	483,955	(238,848)	(706,536)
Net increase (decrease) in cash, cash equivalent and restricted cash	906,025	(218,748)	89,953
Cash, cash equivalents and restricted cash: beginning of year	498,251	716,999	627,046
Cash, cash equivalents and restricted cash: end of year	1,404,276	498,251	716,999
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks				1,387,999	486,692	703,263
Restricted cash included in short-term investments on the consolidated balance sheets				16,277	11,559	13,736
Total cash, cash equivalents and restricted cash at end of year	498,251	716,999	716,999	$ 1,404,276	$ 498,251	$ 716,999
Supplemental disclosure of cash flow information
Cash interest paid	19,532	24,190	15,428
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	314	0	2,041
Initial recognition of right-of-use assets and operating lease liabilities	0	133	0
Reduction in net loans due to initial adoption of a current expected credit loss model	3,899	0	0
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	(428)	(487)	764
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ (1,564)	$ (930)	$ 1,812